Leases (Tables)	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases as of March 31, 2018 are:

Year ended March 31,	Amount (INR)	US$
Fiscal 2019	170,059	2,612
Fiscal 2020	172,374	2,647
Fiscal 2021	108,405	1,665
Fiscal 2022	87,524	1,344
Fiscal 2023	90,817	1,395
Thereafter	3,461,243	53,160

Total	4,090,422	62,823